Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055608

Cert NYS

NYSE

1-9610

April 10, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CARNIVAL CORPORATION, (Trust Shares of beneficial interest in the P&O Princess Special Voting Trust) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 10, 2003. Tentative listing date – April 21, 2003.

Note: The Trust Shares of beneficial interest in the P&O Princess Special Voting Trust will be attached to the Common Shares of Carnival Corporation and will not trade separately.

Sincerely,

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